Operating Lease Right-of-Use Assets, Net (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Text Block [Abstract]
Schedule of operating lease right -of-use assets
	As of June 30, 2018	Increase /(Decrease)	Exchange Rate Translation	As of June 30, 2019
Shou Hill Valley Area	$2,267,025	$-	$(85,112)	$2,181,913
Villas	5,447,073	(2,917,611)	(375,878)	2,153,584
Hotel	-	2,307,944	(16,087)	2,291,857
Total right-of-use assets, at cost	7,714,098	(609,667)	(477,077)	6,627,354
Less: accumulated amortization	(192,852)	(233,994)	96,232	(330,614)
Right-of-use assets, net	$7,521,246	$(843,611)	$(380,845)	$6,296,740
	As of June 30, 2019	Increase /(Decrease)	Exchange Rate Translation	As of June 30, 2020
Shou Hill Valley Area	$2,181,913	$-	$(63,119)	$2,118,794
Villas	2,153,584	-	(62,300)	2,091,284
Hotel	2,291,857	-	(66,300)	2,225,557
Base Station Tower	-	248,564	(1,745)	246,819
Total right-of-use assets, at cost	6,627,354	248,564	(193,464)	6,682,454
Less: accumulated amortization	(330,614)	(519,174)	118,922	(730,866)
Right-of-use assets, net	$6,296,740	$(270,610)	$(74,542)	$5,951,588